Provisions - Environmental provisions (Detail) - Other environment related provision [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [Line Items]
Other provisions at beginning of period	€ 170	€ 144	€ 160
Additional provisions, other provisions	9	20	23
Provision used, other provisions	16	18	15
Unused provision reversed, other provisions	0	1	4
Increase (decrease) through change in discount rate, other provisions	37	9	(28)
Increase through adjustments arising from passage of time, other provisions	3	5	5
Increase (decrease) through net exchange differences, other provisions	(19)	12	4
Other provisions at end of period	€ 183	€ 170	€ 144